Intangible Assets, Net	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

	As of March 31,	As of March 31,
	2021	2020
Land use right, cost	$879,886	$811,194
Software, cost	1,084,858	-
Total	1,964,744	811,194
Less: accumulated amortization	(132,645)	(91,472)
Intangible assets, net	$1,832,099	$719,722

The Company purchased several software to support its business operation in fiscal year 2021.

As of March 31, 2021 and 2020, the Company pledged its land use right on its land with a carrying value of $758,504 (29,720 square meters) and $719,722 (29,720 square meters), respectively, as the collateral for a short-term bank loans (see Note 9).

Amortization expense was $31,425, $16,502 and $17,076 for the years ended March 31, 2021, 2020 and 2019, respectively.

Estimated future amortization expense is as follows as of March 31, 2021:

Years ending March 31,	Amortization expense

2022	$126,084
2023	126,084
2024	126,084
2025	126,084
2026	126,084
Thereafter	1,201,679
$1,832,099